Loans and Debentures - Schedule of Changes in Loans, Financings and Debentures (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning Balance		R$ 10,580	R$ 11,364	R$ 15,020
Initial balance for consolidation purposes				15,020
Liabilities arising from business combination				13
Discount and premium on repurchase of debt securities (Eurobonds)				491
Loans and financings obtained		2,000	2,000
(-) Transaction costs		(12)	(18)
Financing obtained, net		1,988	1,981
Monetary variation		148	167	331
Exchange rate variation		(276)	(338)	353
Financial charges provisioned		1,082	975	1,162
Premium on repurchase of debt securities (Eurobonds)			47	491
Amortization of transaction cost		14	7	20
Financial charges paid		(1,026)	(1,010)	(1,589)
Amortization of financings		(2,679)	(2,613)	(4,437)
Subtotal				11,364
Ending Balance	$ 1,857	R$ 9,831	R$ 10,580	R$ 11,364